Expected credit loss measurement - ECL for the period (Narrative) (Detail 1) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	[1]	Jun. 30, 2017	[1]
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	SFr 28	SFr 25	SFr 46	SFr 53		SFr 46
Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	21
Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	SFr 7

[1]
Prior period information may not be comparable as a result of the adoption of IFRS 9, Financial Instruments and IFRS 15, Revenue from Contracts with Customers, both effective 1 January 2018. Refer to Note 1 for more information on these changes.